Classification of Financial Instruments - Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	£ (2,061)	£ (1,112)
Total market value	(2,063)	(1,101)
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(39)	(59)
Total market value	(39)	(59)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(358)	(311)
Total market value	(358)	(311)
Trade payables - within liabilities classified as held for sale [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(22)
Total market value		(22)
Bank loans and overdrafts [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3)	(43)
Total market value	(3)	(43)
Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(89)	(3)
Total market value	(89)	(3)
Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,572)	(674)
Total market value	(1,574)	(663)
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(32)	(59)
Financial liabilities derivatives in hedging relationship [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(32)	(59)
Other Financial Liability [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(2,022)
Other Financial Liability [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(89)
Other Financial Liability [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,572)
Other Financial Liability [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(358)
Other Financial Liability [member] | Bank loans and overdrafts [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3)
Financial liabilities other [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(1,053)
Financial liabilities other [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(311)
Financial liabilities other [member] | Trade payables - within liabilities classified as held for sale [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(22)
Financial liabilities other [member] | Bank loans and overdrafts [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(43)
Financial liabilities other [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(3)
Financial liabilities other [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities		£ (674)
FVTPL [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(7)
FVTPL [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ (7)